Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2018
Commitments and Contingencies Disclosure
Schedule Of Fair Value Off Balance Sheet Risks Text Block
(In thousands)	December 31, 2018	December 31, 2017
Commitments to extend credit:
Credit card lines	$4,468,481	$4,303,256
Commercial and construction lines of credit	2,751,390	3,011,673
Other consumer unused credit commitments	254,491	250,029
Commercial letters of credit	2,695	2,116
Standby letters of credit	26,479	33,633
Commitments to originate or fund mortgage loans	22,629	15,297

Schedule Of Direct Exposure To The Puerto Rico Government By Maturity [Text Block]

(In thousands)	Investment Portfolio	Loans	Total Outstanding	Total Exposure
Central Government
After 1 to 5 years	$5	$-	$5	$5
After 5 to 10 years	39	-	39	39
After 10 years	26	-	26	26
Total Central Government	70	-	70	70
Government Development Bank (GDB)
After 10 years	3	-	3	3
Total Government Development Bank (GDB)	3	-	3	3
Puerto Rico Highways and Transportation Authority
After 5 to 10 years	5	-	5	5
Total Puerto Rico Highways and Transportation Authority	5	-	5	5
Municipalities
Within 1 year	3,510	15,265	18,775	18,775
After 1 to 5 years	16,505	198,022	214,527	214,527
After 5 to 10 years	23,885	101,693	125,578	125,578
After 10 years	845	98,185	99,030	99,030
Total Municipalities	44,745	413,165	457,910	457,910
Total Direct Government Exposure	$44,823	$413,165	$457,988	$457,988